Average Annual Total Returns - PROFUND VP BEAR	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® OneYear		S&P 500® FiveYears		S&P 500® TenYears
Total	(25.61%)	(15.71%)	(15.14%)	Jan. 22, 2001	18.40%	[1]	15.22%	[1]	13.88%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.